Income Taxes (Details) - Schedule of increase in income tax expenses and net loss per share amounts - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of increase in income tax expenses and net loss per share amounts [Abstract]
Increase in income tax expenses	¥ 1,764	¥ 5,299	¥ 1,208
Net loss per share-basic and diluted	¥ (7.53)	¥ (15.91)	¥ (9.94)